ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	Jan. 23, 2026	Mar. 31, 2026	Mar. 25, 2026	Feb. 10, 2026	Dec. 14, 2025	Nov. 03, 2025	Aug. 22, 2025	Mar. 31, 2025	Oct. 07, 2024	Feb. 28, 2024	Apr. 14, 2022
Capital units										$ 50,000
Capital units authorized											50,000,000
Ordinary share, par value		$ 0.0008		$ 0.0008		$ 0.0008	$ 0.0008	$ 0.0008	$ 0.0008	$ 0.00005	$ 0.0001
Common stock shares, authorized								1,000,000,000		1,000,000,000	500,000,000
Reverse stock split	16-for-1
Common Class A [Member]
Ordinary share, par value	$ 0.0008	$ 0.0008	$ 0.0008
Common stock shares, authorized		4,900,000,000	4,900,000		4,900,000,000
Common Class B [Member]
Ordinary share, par value	$ 0.0008	$ 0.0008	$ 0.0008
Common stock shares, authorized		100,000,000	100,000,000		100,000,000
Common Stock [Member]
Capital units					$ 40,000,000
Capital units authorized					5,000,000,000
Ordinary share, par value				$ 0.00005		$ 0.00005	$ 0.00005		$ 0.00005